A Portfolio of

                        Franklin Mutual Series Fund Inc.

                                     [LOGO]

This report and the financial statements contained herein are submitted for the general information of the shareholders of Mutual Qualified Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                     MUTUAL
                                    QUALIFIED
                                      FUND

                                     [LOGO]

                                     ANNUAL
                                     REPORT

                                December 31, 1996

                                     [LOGO]

                        Mutual Qualified Fund -- Class Z
                               Yearly Performance

                                  Total Return*
                                  -------------
1980  ...............................................................    9.20%
1981  ...............................................................   22.35%
1982  ...............................................................   15.36%
1983  ...............................................................   34.54%
1984  ...............................................................   14.71%
1985  ...............................................................   25.16%
1986  ...............................................................   17.51%
1987  ...............................................................    7.72%
1988  ...............................................................   30.15%
1989  ...............................................................   14.44%
1990  ...............................................................  -10.12%
1991  ...............................................................   21.13%
1992  ...............................................................   22.70%
1993  ...............................................................   22.71%
1994  ...............................................................    5.73%
1995  ...............................................................   26.60%
1996  ...............................................................   21.19%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             Comparison of Changes in Value of $10,000 Investment in
                              Mutual Qualified Fund
          To the S&P 500 and The Lipper Growth and Income Funds Average
--------------------------------------------------------------------------------

   [The following table was depicted as a line chart in the printed material]

----------------------------------------------
                     CLASS Z
          AVERAGE ANNUAL TOTAL RETURN*
----------------------------------------------
     1 Year        5 Year         10 Year
----------------------------------------------
     21.19%        19.55%         15.62%
----------------------------------------------

              Mutual Qualified                 Lipper Growth &
                  Class Z         S&P 500    Income Funds Average
                  -------         -------    --------------------
'86               10000            10000             10000
'87               10772            10494             10191
'88               14020            12231             11819
'89               16044            16101             14621
'90               14421            15602             13991
'91               17468            20344             18070
'92               21433            21891             19677
'93               26299            24092             21967
'94               27805            24408             21760
'95               35201            33568             28465
'96               42660            41275             34377

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Aggregate Total Returns** Since November 1, 1996
Mutual Qualified -- Class I.... 1.67%     Mutual Qualified -- Class II.... 5.31%

* Total Return and Average Annual Total Return includes changes in share price and reinvestment of dividends and capital gain distributions.
** As of November 1, 1996, the fund began offering Class I and Class II shares, which include sales charges and 12b-1 fees. Aggregate total return for Class I and II measures the change in value of an investment since inception and includes the maximum initial sales charges. Aggregate Total Return calculations assume reinvestment of dividends and capital gains at net asset value. Since the shares have existed for less than one year, average annual total returns are not provided.
--------------------------------------------------------------------------------

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                                                               February 18, 1997

TO THE SHAREHOLDERS OF MUTUAL QUALIFIED FUND:

      Nineteen ninety-six was a year in which almost everything went right in the equity markets. With the exception of a couple of short-lived "corrections," the markets, continuing the strong upward 1995 trend, moved inexorably to record levels. During the year, Mutual Qualified Fund appreciated 21.19% with cash balances averaging about 23% of total net assets.

      As value investors, our primary mission is to buy securities at significant discounts to asset value. When you consider that since the beginning of 1995 the Standard & Poor's(R) 500 stock index has appreciated more than 65%, you might ask -- how can a value investor continue to "find value" in a market that has seen such a dramatic move over such a short period? Or, put another way, were markets extremely cheap two years ago or are they extremely expensive now?

      The answer to these types of questions lies in understanding how we operate our business on a daily basis. We focus on individual stocks, not on macroeconomic variables or overall market movements. Our experience demonstrates that "cheap stock" opportunities exist even as many securities may be priced at expensive levels. Most people like to invest in companies that are performing well and have stocks that performed well. We tend to focus on the laggards, the underperformers whose share price performance has been poor, or companies beset by negative news such as earnings disappointments or adverse legal judgments. The extension of our value investing approach to mergers and acquisitions as well as to distressed securities further removes us from the equivalent of owning a market index.

      Although the equity markets are significantly higher than they were two years ago, valuations of specific companies are not necessarily out of line with our investment parameters. While some companies simply have not participated in the upward movement, others are operating much better than they had been previously and have attractive valuations. Furthermore, the models for emphasizing returns to shareholders through mechanisms such as restructurings, spinoffs and stock buybacks are well documented. We direct our attention to situations where these opportunities have not been fully exploited. The Funds have also expanded their geographic breadth, focusing more on Europe as valuations became more compelling there; the performance of the "European portfolio" within the Funds was a significant contributor to the overall performance of the Funds this year.

      As we look forward, we continue to find a number of new situations that provide compelling value. Of particular interest to us is that they are familiar names and very large companies, such as General Motors and Olin Corporation. Equity valuations in Europe also continue to be attractive relative to the U.S. market, as many companies are recognizing the need to compete globally in terms of shareholder returns as well as for customers.

      This year will also be our first full year as part of the Franklin Templeton family and we are happy to say that this partnership is proceeding as we had hoped. The investment process here continues to operate autonomously. At the same time, we are integrating our shareholder services with those of the Franklin Templeton family to respond to shareholder needs. We would like to thank the senior management of Franklin Templeton for their help in this process and their commitment to ensuring that the qualities that have made our Funds special will be perpetuated.


                                  Sincerely,


                                     MICHAEL F. PRICE, President

                              MUTUAL QUALIFIED FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996

                                                         Number        Value
                                                       of Shares      (Note A)
                                                       ---------      --------
COMMON STOCK & OTHER EQUITY INTERESTS (71.53%)
    Aerospace (1.90%)
         General Motors Corp., Class H............       143,300  $    8,060,625
       * Hexcel Corp..............................       833,907      12,195,890
       * Litton Industries, Inc...................       392,500      18,692,812
         Lockheed Martin Corp.....................        77,022       7,047,513
       * Loral Space & Communications.............       484,200       8,897,175
         McDonnell Douglas Corp...................       425,800      27,251,200
                                                                  --------------
                                                                      82,145,215
                                                                  --------------
    Banking (3.76%)
         Astoria Financial Corp...................        34,500       1,272,188
         Barclays PLC.............................       380,000       6,522,767
       * Cal Fed Bancorp Inc......................        72,800       1,783,600
         Chase Manhattan Corp.....................     1,397,972     124,769,001
    (A)* ITLA Capital Corp........................       605,000       9,075,000
         Long Island Bancorp, Inc.................       420,400      14,714,000
       * Primary Bank.............................        23,417         374,672
         Standard Federal Bancorporation..........        63,000       3,583,125
                                                                  --------------
                                                                     162,094,353
                                                                  --------------
    Chemicals (1.32%)
         DSM NV...................................       121,000      11,942,311
         Eastman Chemical Co., Inc................        78,500       4,337,125
         Olin Corp................................       815,500      30,683,187
         Rohm & Haas Co...........................       121,000       9,876,625
                                                                  --------------
                                                                      56,839,248
                                                                  --------------
    Communications (3.96%)
       * 360 Communications Company...............       363,333       8,402,076
         AT&T Corp................................     1,631,300      70,961,550
       * Associated Group Inc., Class A...........        19,025         585,019
       * Associated Group Inc., Class B...........        62,425       1,857,144
         MCI Communications Corp..................     1,267,300      41,424,869
         Sprint Corp..............................       279,000      11,125,125
         Telephone & Data Systems Inc.............     1,003,700      36,384,125
                                                                  --------------
                                                                     170,739,908
                                                                  --------------
    Computer & Electronic Equipment (1.55%)
       * Imation Corp.............................       434,500      12,220,313
       * Unitrode Corp., Warrants.................         4,569          21,132
       * Wang Laboratories, Inc...................     1,065,500      21,576,375
         Xerox Corp...............................       626,900      32,990,612
                                                                  --------------
                                                                      66,808,432
                                                                  --------------
    Conglomerates (7.65%)
         Alexander & Baldwin, Inc.................       143,200       3,580,000
       * American Standard Companies Inc..........       326,200      12,477,150
         BTR PLC..................................     5,594,779      27,219,605
       * Berkshire Hathaway Inc., Class A.........           425      14,492,500
         Harcourt General Inc.....................        75,500       3,482,438
         Incentive AB, A Shares...................       431,400      31,311,979
         Investor AB, A Shares....................       934,900      41,810,964
         Investor AB, B Shares....................     2,412,000     106,632,551
         Lagardere S.C.A..........................       793,428      21,790,578
         Philips Electronics NV...................       516,900      20,676,000
         Philips Electronics NV, ADR..............       302,000      12,244,425
         Viad Corp................................     2,088,000      34,452,000
                                                                  --------------
                                                                     330,170,190
                                                                  --------------
    Construction (0.51%)
         Lone Star Industries, Inc................        53,116       1,958,652
         Martin Marietta Materials Inc............       229,784       5,342,478
         Noland Co................................        17,500         400,312
         Puerto Rican Cement Co., Inc.............       246,900       7,715,625
       * Schuller Corp............................       521,764       5,543,742
       * USG Corp.................................        30,600       1,036,575
                                                                  --------------
                                                                      21,997,384
                                                                  --------------
    Consumer Products & Services (8.45%)
         American Brands, Inc.....................       302,000      14,986,750
         B.A.T Industries PLC.....................     2,775,000      23,056,069
       * BIC SA...................................       148,186      22,235,045
         Corning Inc..............................       526,900      24,369,125
         Dial Corp................................     2,088,000      30,798,000
    (A)* Esselte AB, A Shares.....................     1,375,000      31,250,687
    (A)* Esselte AB, B Shares.....................       233,600       5,172,196
         Fab Industries, Inc......................       186,000       5,115,000
       * KinderCare Learning Centers, Inc.........       185,364       3,475,575
         Loewen Group Inc.........................       129,000       5,047,125
         Philip Morris Companies Inc..............        41,100       4,628,887
         RJR Nabisco Holdings Corp................     1,361,683      46,297,222
       * Ranger Industries, Inc...................        24,483           6,855
         Sophus Berendsen A/S, A Shares...........        42,405       5,472,542

                                                         Number        Value
                                                       of Shares      (Note A)
                                                       ---------      --------

         Sophus Berendsen A/S, B Shares...........       238,375  $   30,682,331
  (A)(R) Sunbeam Corp.............................     4,800,554     105,072,126
       * U.S. Industries Inc......................       212,500       7,304,687
                                                                  --------------
                                                                     364,970,222
                                                                  --------------
  Entertainment & Media (4.16%)
       * BHC Communications, Inc..................       143,041      14,500,781
       * Chris Craft Industries, Inc..............       190,200       7,964,625
         Comcast Corp., Class A...................        58,000       1,022,250
         Comcast Corp., Class A
           Special Non-Voting.....................     1,470,837      26,199,284
       * ITT Corp.................................       338,800      14,695,450
       * Pearson PLC..............................       495,000       6,355,612
         Todd A.O. Corp., Class A.................       191,774       1,965,683
       * US West, Inc., - Media Group.............     5,766,500     106,680,250
                                                                  --------------
                                                                     179,383,935
                                                                  --------------
    Financial Services (4.27%)
         Bear Stearns Companies, Inc..............       390,025      10,871,947
         Beneficial Corp..........................        59,400       3,764,475
         California Financial Holding Corp........        37,400       1,079,925
         Capital One Financial Corp...............        78,800       2,836,800
         Dean Witter, Discover & Co...............       952,400      63,096,500
         Finova Group Inc.........................       484,900      31,154,825
         First USA, Inc. .........................       143,500       4,968,688
         Fund American Enterprises
           Holdings, Inc..........................       242,976      23,264,952
         Lehman Brothers Holdings Inc.............       439,800      13,798,725
         Leucadia National Corp...................       396,400      10,603,700
         Liberty Financial Companies, Inc.........       140,347       5,455,990
         Mercury Finance Company..................     1,097,600      13,445,600
                                                                  --------------
                                                                     184,342,127
                                                                  --------------
    Food & Beverages (3.85%)
         Brown-Forman Corp., Class B..............       221,500      10,133,625
         Cadbury Schweppes PLC....................     1,686,956      14,232,806
       * FoodBrands America, Inc..................       147,287       2,025,196
         Genesee Corp., Class A...................         7,000         295,750
         Genesee Corp, Class B....................        45,341       1,915,657
         Grand Metropolitan PLC...................       280,000       2,206,462
         Heineken Holding NV......................        82,752      12,941,234
         Hormel Foods Corp........................       122,300       3,302,100
         Lindt & Spruengli AG,
           Participation Certificates.............         4,445       7,339,148
         Lindt & Spruengli AG, Registered.........           126       2,299,253
         Nabisco Holdings Corp., Class A..........       231,200       8,987,900
         Nestle SA, Registered....................         6,656       7,145,814
         Nutricia Verenigde Bedrijven NV..........       163,330      24,832,971
         Seaboard Corp............................        10,100       2,686,600
         Seagrams Company, Ltd....................       142,700       5,529,625
         Tootsie Roll Industries, Inc.............       579,100      22,946,837
    (A)* Van Melle NV.............................       457,082      37,593,770
                                                                  --------------
                                                                     166,414,748
                                                                  --------------
    Healthcare (5.71%)
         Allergan, Inc............................       137,800       4,909,125
       * Apria Healthcare Group Inc...............       167,400       3,138,750
       * Beverly Enterprises, Inc.................     1,857,600      23,684,400
       * FHP International Corp...................     1,032,900      38,346,413
       * Foundation Health Corp...................       885,100      28,101,925
       * Health Systems International, Inc........       651,500      16,124,625
       * Horizon/CMS Healthcare Corp..............     1,106,000      13,963,250
         Instrumentarium Group, Series A..........        92,700       3,397,657
         Instrumentarium Group, Series B..........       325,200      11,876,870
    (R)* Kendall International, Inc.,
           Residual Ownership Certificates........           444           6,864
       * Laboratory Corp. of America,
           Warrants...............................       144,863          13,581
       * Maxicare Health Plans, Inc...............       571,800      12,722,550
       * Mid Atlantic Medical Services, Inc.......     1,193,900      15,968,412
       * Novartis AG..............................         2,133       2,441,357
       * Novartis AG, Registered..................        13,754      15,752,620
       * Perrigo Co...............................       409,800       3,739,425
       * Tenet HealthCare Corp....................     1,470,700      32,171,562
         United HealthCare Corp...................       323,000      14,535,000
       * Wellpoint Health Networks Inc.,
           Class A................................       159,200       5,472,500
                                                                  --------------
                                                                     246,366,886
                                                                  --------------
    Industrial (2.27%)
         Crown Cork & Seal, Inc...................       285,354      15,516,124
         Federal Mogul Corp.......................       249,100       5,480,200
         Greif Brothers Corp......................        78,800       2,226,100
         ITT Industries Inc.......................       900,700      22,067,150
 (A)(R)* Lancer Industries, Inc., Class B.........             4          51,286
       * LucasVarity PLC..........................     1,912,977       7,291,558
       * LucasVarity PLC, ADR.....................       999,174      37,968,612
       * New Holland NV...........................       192,000       4,008,000
       * Owens-Illinois, Inc......................       159,800       3,635,450
                                                                  --------------
                                                                      98,244,480
                                                                  --------------

                                                         Number        Value
                                                       of Shares      (Note A)
                                                       ---------      --------

    Insurance (3.84%)
       * 20th Century Industries..................       145,000  $    2,446,875
       * Alleghany Corp...........................        90,954      19,282,248
         Allmerica Property & Casualty
           Companies, Inc.........................       389,900      11,843,213
         AON Corp.................................        25,600       1,590,400
         Argonaut Group, Inc......................       158,300       4,867,725
         Enhance Financial Services
           Group, Inc.............................       207,200       7,562,800
         Financial Security Assurance
           Holdings Ltd...........................       230,200       7,567,825
         General RE Corp..........................        57,562       9,080,406
         Home Beneficial Corp., Class B...........       269,600      10,211,100
         Kansas City Life Insurance Co............        29,890       1,898,015
         Koelinische Rueckversicherungs AG........        12,055       9,010,887
         Old Republic International Corp..........       790,000      21,132,500
         Provident Companies, Inc.................       196,100       9,486,337
         Providian Corp...........................        49,700       2,553,337
         Royal & Sun Alliance
           Insurance Group PLC....................     2,908,775      22,224,169
         SAFECO Corp..............................       133,800       5,276,737
         Selective Insurance Group, Inc...........       183,300       6,965,400
         The Paul Revere Corp.....................       113,800       4,239,050
         Torchmark Corp...........................       113,600       5,736,800
         Unitrin, Inc.............................        48,600       2,709,450
                                                                  --------------
                                                                     165,685,274
                                                                  --------------
    Investment Companies (1.36%)
         Central European Equity Fund Inc.........       228,800       4,518,800
         Forvaltnings AB Ratos, B Shares..........     1,243,800      41,947,257
         New Germany Fund, Inc....................       694,800       9,292,950
    (A)* Regent Kingpin Chile Value Fund..........        80,180       3,063,678
    (A)* Regent Kingpin Chile
           Value Fund, Warrants...................         6,168              62
                                                                  --------------
                                                                      58,822,747
                                                                  --------------
    Metals (0.39%)
         Cyprus Amax Minerals Co..................        80,400       1,879,350
         Inco Ltd.................................        71,591       2,286,960
         Inco Ltd., Class VBN Shares..............        62,750       1,523,448
       * Kreisler Manufacturing Corp..............        17,660          78,366
         LTV Corp.................................       293,900       3,490,063
         Pitt Des Moines, Inc.....................        46,600       1,939,725
         Reynolds Metals Co.......................        98,000       5,524,750
                                                                  --------------
                                                                      16,722,662
                                                                  --------------
    Natural Resources (3.63%)
         Amerada Hess Corp........................        80,000       4,630,000
         Ashland Inc..............................       191,600       8,406,450
         Bowater Inc..............................         8,200         308,525
       * Crown Central Petroleum
           Corp., Class A.........................        71,900         889,763
       * Crown Central Petroleum
           Corp., Class B.........................       228,600       2,743,200
         Imperial Oil Ltd.........................       421,400      19,805,800
       * Northeast Utilities......................       751,900       9,962,675
         Royal Dutch Petroleum Co.................        96,200      16,426,150
       * Santa Fe Energy Resources Inc............       242,500       3,364,687
         Shell Transport & Trading Co.............       688,500      11,900,786
         Societe Elf Aquitane SA..................       289,100      26,334,027
         Temple Inland Inc........................        46,500       2,516,812
         Transocean Offshore Inc..................       562,016      35,196,252
         Union Texas Petroleum
           Holdings, Inc..........................       634,200      14,190,225
                                                                  --------------
                                                                     156,675,352
                                                                  --------------
    Printing & Publishing (3.37%)
         Cognizant Corp...........................       888,700      29,327,100
         Daily Mail & General
           Trust PLC, Class A.....................       949,800      21,428,831
         Daily Mail & General
           Trust PLC, Ordinary....................        38,500         943,143
         De Telegraaf Holding NV..................     1,072,024      22,601,607
         Dun & Bradstreet Corp....................       957,700      22,745,375
         Houghton Mifflin Co......................       248,900      14,093,963
         Knight-Ridder, Inc.......................       270,600      10,350,450
         Scripps (E.W.) Co., Class A..............       701,200      24,542,000
                                                                  --------------
                                                                     146,032,469
                                                                  --------------
    Real Estate (2.18%)
       * Al-Zar Ltd...............................            59          20,650
       * Alexander's Inc..........................       134,390      10,633,609
       * Cadillac Fairview Corp...................     1,147,930      16,763,608
       * Cadillac Fairview Corp., Warrants........       126,360         461,319
       * Castle & Cooke, Inc......................        49,666         788,448
       * E & J Properties Ltd., Units.............         5,600          14,000
 (A)(R)* MSCW Investors II, L.L.C.................    23,562,000      40,363,861
         St. Joe Paper Co.........................        85,800       5,577,000
 (A)(R)* S.H. Mortgage Acquisition L.L.C..........    19,668,774      19,668,774
                                                                  --------------
                                                                      94,291,269
                                                                  --------------

                                                         Number        Value
                                                       of Shares      (Note A)
                                                       ---------      --------

    Retail (1.35%)
         American Stores Co. .....................       134,400  $    5,493,600
         Delchamps, Inc...........................        62,700       1,214,813
         Dillard Department
           Stores Inc., Class A...................       228,200       7,045,675
       * Eckerd Corp..............................       141,317       4,522,144
       * Payless ShoeSource, Inc..................       258,100       9,678,750
         Sears PLC................................     4,093,000       6,731,216
       * Service Merchandise Co., Inc.............       166,900         709,325
       * Vons Companies Inc.......................       381,700      22,854,287
                                                                  --------------
                                                                      58,249,810
                                                                  --------------
    Transportation (6.05%)
         Burlington Northern Santa Fe Corp........        52,000       4,491,500
         Caliber Systems Inc......................       216,800       4,173,400
         Canadian National Railway Co.............       416,900      15,842,200
         Canadian Pacific, Ltd....................       166,000       4,399,000
       * Central Transport Rental
           Group PLC..............................       700,000         113,921
       * Central Transport Rental
           Group PLC, ADR.........................       559,399         209,775
         Conrail Inc..............................       511,915      50,999,532
         Florida East Coast Industries, Inc.......       268,800      23,486,400
       * Fritz Companies, Inc.....................       212,000       2,703,000
         General Motors Corp......................     1,170,900      65,277,675
         Helikopter Services Group ASA............       637,400       8,294,795
       * M.S. Carriers Inc........................       170,500       2,728,000
         Railtrack Group PLC, Partly-Paid.........     4,183,000      27,767,713
         Ryder Systems, Inc.......................       855,000      24,046,875
         Volvo AB, B Shares.......................       873,930      19,285,830
         XTRA Corp................................       168,300       7,300,012
                                                                  --------------
                                                                     261,119,628
                                                                  --------------
TOTAL COMMON STOCK &
      OTHER EQUITY INTERESTS                                       3,088,116,339
                                                                  --------------

PREFERRED STOCK (0.73%)
         Chevy Chase Preferred
           Capital Corp., 10.375% Pfd. A..........        27,000       1,397,250
         Criimi Mae Inc., 10.875%
           Series B Conv. Pfd.....................        26,200         759,800
         Crown Cork & Seal, Inc., 4.50%
           Conv. Pfd..............................        83,784       4,356,768
       * Gentra Inc., Pfd. G......................        74,000         975,284
         Inco Ltd., 5.50%
           Series E Conv. Pfd.....................         9,841         509,272

                                                         Number
                                                       of Shares
                                                      or Principal     Value
                                                        Amount        (Note A)
                                                       ---------      --------

    (R)* Interlake Corp., 9.00%
           Series A3 Conv. Pfd....................         1,050  $      927,171
  (A)(R) Lancer Industries, Inc.,
           Series C Pfd...........................       205,128      13,589,730
         RJR Nabisco Holdings Corp.,
           Class C Pfd............................     1,319,000       8,903,250
       * Wundies Industries Inc., 11.25%
           Cum. Pfd...............................        12,168          25,857
                                                                  --------------
                                                                      31,444,382
                                                                  --------------
    CORPORATE BONDS AND NOTES (1.18%)
         Cadillac Fairview Corp.
            12.00%, 7/31/05................CAD           131,259          91,049
         Comcast Cellular Corp.,
           0%, 3/05/00, Series A..................  $ 12,900,000       9,255,750
       * Consorcio G Grupo Dina SA,
           0/12.00%, 11/15/02.....................     4,250,000       3,527,500
         Consorcio G Grupo Dina SA,
           8.00%, 8/08/04.........................     4,120,000       2,595,600
         FRD Acquisition Co., Series B
           12.50%, 7/15/04........................     1,250,000       1,275,000
         Flagstar Companies Inc.,
           10.75%, 9/15/01........................     2,475,000       2,277,000
         Flagstar Companies Inc.,
           10.875%, 12/01/02......................       400,000         368,000
       * Gentra Inc., Series A,
            7.50%, 12/31/01................CAD         9,900,000       9,035,815
       * Gentra Inc., Series B,
            7.50%, 12/31/01................CAD           629,584         482,686
         Georges Quick to Fix Foods Inc.,
           Series B, 11.50% 12/01/06..............     1,600,000       1,656,000
         Home Holdings Inc.,
           8.625%, 12/15/03.......................     5,215,000       1,043,000
       * Inflo Systems Inc.,
           0/10.00%, 1/01/07......................     2,100,000       1,480,500
         International Knife & Saw Inc.,
           11.375%, 11/15/06......................     1,650,000       1,707,750
         Olivetti International NV,
            3.75%, 12/31/99................ITL     8,300,000,000       5,119,063
         Phonetel Technologies Inc.,
           12.00%, 12/15/06.......................     1,350,000       1,397,250
         Specialty Foods Corp., Series B,
           11.25%, 8/15/03........................     1,900,000       1,501,000
         Stone Container Financial Corp.,
           11.50%, 8/15/06........................     1,310,000       1,349,300

                                                       Principal       Value
                                                         Amount       (Note A)
                                                       ---------      --------

         TransAmerican Refining Corp.,
           16.50%, 2/15/02........................     4,500,000  $    4,545,000
       * TransAmerican Refining Corp.,
           0/18.00%, 2/15/02......................     1,000,000         825,000
         Uniforet Inc., 11.125%, 10/15/06.........     1,430,000       1,337,050
                                                                  --------------
                                                                      50,869,313
                                                                  --------------
    BONDS AND NOTES IN REORGANIZATION (1.16%) * Adams County CO, Industrial Dev.
           Auth., 9.00%, 11/01/96.................     7,201,000         360,050
       * Ames Department Stores, Inc.,
           Trade Claims...........................     4,002,809          30,021
       * Caldor Corp., Trade Claims...............     7,546,308       2,037,503
       * Dow Corning Corp., Bank Debt #1..........     1,801,364       1,963,487
       * Dow Corning Corp., Bank Debt #2..........     2,850,000       3,120,750
       * Dow Corning Corp., Swap..................     7,437,830       7,065,939
       * Dow Corning Corp.,
           9.30%, 1/27/98.........................     1,835,000       2,000,150
       * Dow Corning Corp.,
           8.15%, 10/15/29........................     5,150,000       5,510,500
       * Dow Corning Corp., Medium
           Term Note, 8.55%, 3/01/01..............     1,000,000       1,085,000
       * Dow Corning Corp.,
           9.375%, 2/01/08........................       735,000         804,825
       * El Paso TX Housing Finance Corp.,
           8.88%, 10/15/96........................     3,565,000         187,163
       * Eurotunnel Finance Limited,
            Bank Debt, Tranche D...........BEF        55,000,000         676,070
       * Eurotunnel Finance Limited,
            Bank Debt, Tranche D1..........BEF       274,574,182       3,375,114
       * Eurotunnel Finance Limited,
            Bank Debt, Tranche E...........ECU           383,355         187,693
       * Eurotunnel Finance Limited,
            Bank Debt, Tranche E...........FRF        42,532,233       3,199,146
       * Eurotunnel Finance Limited,
            Bank Debt, Tranche E1..........FRF        23,835,021       1,792,798
       * Eurotunnel Finance Limited,
            Bank Debt, Tranche J1..........GBP         1,169,819         781,563
       * Louisiana Agriculture Finance
           Authority, 8.25%, 10/01/96.............     1,600,000          84,000
       * Louisiana Agriculture Finance
           Authority, 8.80%, 10/01/96.............       750,000          39,375
       * Louisiana Housing Finance
           Authority, 8.61%, 8/01/96..............     6,150,000         307,500

                                                         Number
                                                       of Shares
                                                      or Principal     Value
                                                        Amount        (Note A)
                                                       ---------      --------

       * Maxicare Health Plans, Inc.,
           Bank Note..............................  $    124,847  $       39,951
       * Metallurg Inc., Bank Claim...............     6,675,644       4,205,656
       * Metallurg Inc., Bank Claim #2............     2,304,362       1,157,942
       * Metallurg Inc., Trade Claim..............       642,169         179,807
       * MobileMedia Corp., Bank Debt #1..........     1,762,446       1,445,206
       * MobileMedia Corp., Bank Debt #2..........     2,725,000       2,180,000
       * Nebraska Investment Finance
           Authority, 8.34%, 11/01/93.............     1,000,000          50,000
       * Olympia & York Maiden Lane
           Finance, 10.375%, 12/31/95.............     6,269,000       1,943,390
       * SouthEast Banking Corp.,
           0%, 11/06/97...........................       750,000         435,000
       * SouthEast Banking Corp.,
           4.75%, 10/15/97........................     2,200,000       1,430,000
       * SouthEast Banking Corp.,
           10.50%, 4/11/01........................     3,875,000       2,247,500
       * Tiphook Finance Corp.,
           Lease Claim.....................GBP           118,013         192,059
                                                                  --------------
                                                                      50,115,158
                                                                  --------------
    COMPANIES IN LIQUIDATION (0.06%)
       * Aerospace Creditors
           Liquidating Trust, Certificates of
           Beneficial Interest....................       126,677         459,204
       * Americana Hotels & Realty Corp...........       143,000         160,875
       * City Investing Co.,
           Liquidating Trust......................     1,579,485       1,480,767
       * MBO Properties Inc.......................       120,917         272,063
       * MCorp Financial Trust, Claim Units.......        27,617         188,207
       * MCorp Trust, Claim Units.................        27,611          64,997
                                                                  --------------
                                                                       2,626,113
                                                                  --------------
    UNITED STATES GOVERNMENT AND
    GOVERNMENT AGENCY OBLIGATIONS (24.76%)
    U.S. Government Agency Obligations (2.29%)
         Federal Home Loan Bank System,
           5.010%, 2/28/97.......................   $ 12,500,000      12,493,263
           5.106%, 2/23/98.......................     12,500,000      12,410,000
           5.637%, 3/13/98.......................     25,000,000      24,958,750
         Federal Home Loan Mortgage Corp.,
           5.170%, 3/24/97........................     6,000,000       5,995,824
         Federal National Mortgage Association,
           5.570%, 6/13/97........................     5,000,000       4,880,920
           5.860%, 7/03/97........................    31,000,000      31,069,688

                                                       Principal       Value
                                                         Amount       (Note A)
                                                       ---------      --------

         Tennessee Valley Authority,
           6.00%, 1/15/97.........................  $  7,000,000  $    7,001,299
                                                                  --------------
                                                                      98,809,744
                                                                  --------------
    U.S. Government Agency Discount Notes (22.47%)
         Federal Home Loan Bank System,
            5.350%, 1/06/97.......................     2,500,000       2,498,142
            5.240%, 1/13/97.......................     2,000,000       1,996,507
            5.240%, 1/15/97.......................     3,500,000       3,492,868
            5.410%, 1/24/97.......................    12,000,000      11,958,523
            5.260%, 1/31/97.......................    12,000,000      11,947,400
            5.260%, 2/04/97.......................     1,000,000         995,032
            5.330%, 2/05/97.......................     4,250,000       4,227,977
            5.230%, 2/13/97.......................     4,000,000       3,975,012
            5.270%, 2/13/97.......................     7,000,000       6,955,937
            5.240%, 2/14/97.......................     6,500,000       6,458,371
            5.460%, 2/18/97.......................    17,300,000      17,174,056
            5.230%, 2/21/97.......................    15,000,000      14,888,862
            5.320%, 2/26/97.......................     6,000,000       5,950,346
            5.210%, 3/03/97.......................    23,000,000      22,789,550
            5.200%, 3/04/97.......................     6,000,000       5,945,646
            5.410%, 3/04/97.......................     3,750,000       3,716,029
            5.500%, 3/04/97.......................     4,125,000       4,087,632
            5.180%, 3/05/97.......................    12,000,000      11,887,020
            5.490%, 3/12/97.......................    15,500,000      15,337,854
            5.390%, 3/24/97.......................    17,000,000      16,793,994
            5.220%, 3/26/97.......................    15,000,000      14,815,905
            5.600%, 4/07/97.......................    13,000,000      12,815,920
            5.280%, 4/10/97.......................     2,500,000       2,463,220
            5.330%, 4/14/97.......................     2,500,000       2,462,377
            5.280%, 4/15/97.......................    10,000,000       9,848,040
            5.510%, 4/22/97.......................     7,900,000       7,771,878
            5.500%, 4/24/97.......................     5,000,000       4,917,445
            5.290%, 4/30/97.......................    11,000,000      10,808,743
            5.300%, 4/30/97.......................     4,055,000       3,984,496
            5.300%, 5/06/97.......................     2,500,000       2,454,600
            5.540%, 5/06/97.......................     2,300,000       2,258,232
            5.320%, 5/23/97.......................    10,200,000       9,989,584
            5.580%, 5/27/97.......................    24,500,000      23,980,330
            5.150%, 6/09/97.......................    15,000,000      14,658,150
            5.310%, 6/23/97.......................     3,000,000       2,924,745
            5.320%, 6/23/97.......................    13,000,000      12,673,895
            5.330%, 6/23/97.......................     4,530,000       4,416,365
            5.220%, 7/23/97.......................    13,000,000      12,615,148
            5.140%, 7/30/97.......................    20,000,000      19,387,500
            5.120%, 8/04/97.......................    20,000,000      19,372,920
            5.110%, 8/12/97.......................     9,500,000       9,199,287
            5.150%, 9/05/97.......................    26,000,000      25,063,454
            5.280%, 9/10/97.......................    10,200,000       9,825,150
            5.190%, 9/26/97.......................     7,000,000       6,729,541

         Federal Home Loan Mortgage Corp.,
            5.190%, 1/03/97.......................     7,300,000       7,297,895
            5.420%, 1/27/97.......................     9,000,000       8,964,770
            5.200%, 8/15/97.......................     4,000,000       3,869,424

         Federal National Mortgage Association,
            5.500%, 1/14/97.......................     9,300,000       9,281,529
            5.190%, 1/16/97.......................     8,000,000       7,982,700
            5.240%, 1/21/97.......................    14,000,000      13,959,244
            5.290%, 1/28/97.......................    40,000,000      39,841,300
            5.220%, 2/04/97.......................    12,400,000      12,338,868
            5.280%, 2/07/97.......................     7,000,000       6,962,013
            5.225%, 2/18/97.......................    12,000,000      11,916,400
            5.240%, 2/18/97.......................     9,000,000       8,937,120
            5.250%, 2/19/97.......................    12,500,000      12,410,677
            5.220%, 2/21/97.......................    10,000,000       9,926,050
            5.300%, 3/10/97.......................       800,000         791,870
            5.490%, 3/14/97.......................    12,500,000      12,368,500
            5.370%, 3/17/97.......................    10,000,000       9,887,920
            5.170%, 3/19/97.......................    15,000,000      14,831,235
            5.230%, 4/03/97.......................    13,900,000      13,711,738
            5.260%, 4/03/97.......................     3,300,000       3,255,305
            5.290%, 4/10/97.......................    10,000,000       9,853,980
            5.240%, 4/11/97.......................    18,500,000      18,229,697
            5.330%, 4/11/97.......................     6,500,000       6,405,029
            5.230%, 4/16/97.......................     9,000,000       8,860,617
            5.190%, 4/21/97.......................    15,000,000      14,758,920
            5.180%, 5/01/97.......................     1,700,000       1,670,364
            5.150%, 5/02/97.......................     4,100,000       4,026,274
            5.150%, 5/05/97.......................    15,000,000      14,729,790
            5.420%, 5/09/97.......................    18,400,000      18,052,608
            5.500%, 5/13/97.......................    12,500,000      12,260,288
            5.550%, 5/15/97.......................     9,500,000       9,315,064
            5.230%, 5/19/97.......................    15,000,000      14,692,380
            5.210%, 5/21/97.......................    10,000,000       9,796,610
            5.460%, 6/02/97.......................    30,500,000      29,827,780

                                                         Number
                                                       of Shares,
                                                      Contracts or
                                                       Principal       Value
                                                        Amount        (Note A)
                                                       ---------      --------

            5.140%, 6/04/97.......................  $  6,200,000  $    6,059,167
            5.150%, 6/05/97.......................     6,700,000       6,549,418
            5.240%, 6/10/97.......................    12,700,000      12,405,360
            5.490%, 6/17/97.......................    16,800,000      16,393,188
            5.240%, 6/30/97.......................     3,000,000       2,921,700
            5.250%, 6/30/97.......................     1,200,000       1,168,680
            5.420%, 7/11/97.......................    15,500,000      15,070,728
            5.130%, 7/18/97.......................     6,100,000       5,923,863
            5.150%, 7/22/97.......................    15,200,000      14,752,238
            5.160%, 7/24/97.......................     1,400,000       1,358,350
            5.170%, 7/24/97.......................    10,000,000       9,702,500
            5.265%, 8/08/97.......................    19,500,000      18,877,229
            5.120%, 8/18/97.......................    10,800,000      10,439,323
            5.130%, 8/22/97.......................     5,000,000       4,830,105
            5.310%, 9/08/97.......................    15,700,000      15,121,063
            5.305%, 9/18/97.......................    22,000,000      21,157,093
            5.120%, 9/19/97.......................     8,000,000       7,703,040
                                                                  --------------
                                                                     969,960,687
                                                                  --------------
    OPTIONS (0.47%)
    (R)* Cityscape Financial Corp.,
           January/20/Call........................         8,610      20,341,125

         TOTAL INVESTMENTS IN
           SECURITIES (99.88%)                                    $4,312,282,861
                                                                  ==============

    SECURITIES SOLD SHORT (0.41%)
       * Arch Communications Group, Inc.,
           10.875%, 3/15/08.......................  $  1,300,000  $      750,750
       * J.C. Penney Co., Inc.....................        93,400       4,553,250
       * Safeway, Inc.............................       294,800      12,602,700
                                                                  --------------
                                                                      17,906,700
                                                                  --------------

    WHEN ISSUED SECURITIES SOLD SHORT (0.12%)
       * Covance, Inc.............................        38,900         816,900
       * NCR Corp.................................       100,600       3,357,525
       * Quest Diagnostics, Inc...................        61,200         925,650
                                                                  --------------
                                                                       5,100,075
                                                                  --------------
         TOTAL SECURITIES SOLD SHORT
           AND WHEN ISSUED
           SECURITIES SOLD SHORT
           (0.53%)................................                $   23,006,775
                                                                  ==============

                                                                       Value
                                                       Contracts      (Note A)
                                                       ---------      --------
    OPTIONS WRITTEN (0.01%)
       * Boeing Co.,
            May/100/Put...........................          275   $       84,219
                                                                  ==============

*     Non-income producing securities.
(A)   Affiliated issuers.
(R)   Restricted Securities.

The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

Currency Type Abbreviations:

      Principal amount is stated in United States dollars unless otherwise noted.

         ECU       --        European currency units
         AUD       --        Australian dollar
         BEF       --        Belgian franc
         GBP       --        British pound
         CAD       --        Canadian dollar
         DKK       --        Danish krone
         NLG       --        Dutch guilder
         FIM       --        Finnish markka
         FRF       --        French franc
         DEM       --        German mark
         ITL       --        Italian lira
         NOK       --        Norwegian krone
         SEK       --        Swedish krona
         CHF       --        Swiss franc

Distribution of investments by country:

      As a percentage of total investments in securities
         United States............................         78.4%
         Sweden...................................          6.4%
         United Kingdom...........................          5.1%
         Netherlands..............................          3.7%
         Canada...................................          1.9%
         France...................................          1.7%
         Other (individually less than 1%)........          2.8%
                                                         -------
         Total....................................        100.0%
                                                         =======

See notes to financial statements.

                              MUTUAL QUALIFIED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996
                                     ASSETS

Investments in Securities, at Value
     Unaffiliated Issuers (Cost $3,444,424,758)....................... $4,047,381,691
     Controlled Affiliated Issuers (Cost $55,928,418).................     60,032,635
     Non Controlled Affiliated Issuers (Cost $86,537,926) (Note F)....    204,868,535   $4,312,282,861
                                                                       --------------
Cash ................................................................................        8,193,365
Receivables:
     Investment Securities Sold .....................................................       34,242,428
     Capital Stock Subscribed .......................................................        9,613,043
     Dividends ......................................................................        4,166,840
     Interest .......................................................................        4,249,945
     Other ..........................................................................          677,877
     Fee Reimbursed .................................................................        1,076,327
Deposits with Brokers for Securities Sold Short .....................................        2,832,906
                                                                                       ---------------
         TOTAL ASSETS ...............................................................    4,377,335,592
                                                                                       ---------------

                                   LIABILITIES
Payables:
     Investment Securities Purchased ................................................       30,054,189
     Capital Stock Repurchased ......................................................        3,190,687
     Investment Advisory Fee ........................................................        2,114,973
     Accrued Expenses and Other Liabilities .........................................        1,529,841
     Net Payable for Foreign Currency Exchange Contracts ............................           35,472
Securities Sold Short and When Issued Securities Sold Short, at Value
     (Proceeds Receivable $23,529,104) ..............................................       23,006,775
Outstanding Options Written, at Value (Premium Received $119,483) ...................           84,219
                                                                                       ---------------
         TOTAL LIABILITIES ..........................................................       60,016,156
                                                                                       ---------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK ..................................  $ 4,317,319,436
                                                                                       ===============

                            COMPOSITION OF NET ASSETS
Paid In Capital .....................................................................  $ 3,524,185,361
Distributions in Excess of Net Investment Income ....................................       (1,596,000)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions ......       68,761,150
Net Unrealized Appreciation of Investments, Securities Sold Short and Options Written      725,949,352
Net Unrealized Appreciation of Foreign Currency Exchange Contracts and Dividends ....           19,573
                                                                                       ---------------
         TOTAL NET ASSETS ...........................................................  $ 4,317,319,436
                                                                                       ===============
Class Z
     Net Asset Value per Share
         ($4,286,975,274 / 132,024,411 shares outstanding) ..........................  $         32.47
                                                                                       ===============
Class I
     Net Asset Value per Share ($20,380,994 / 627,900 shares outstanding) ...........  $         32.46
                                                                                       ===============
     Maximum Offering Price ($32.46 / 95.5%) ........................................  $         33.99
                                                                                       ===============
Class II
     Net Asset Value per Share ($9,963,168 / 307,021 shares outstanding) ............  $         32.45
                                                                                       ===============
     Maximum Offering Price ($32.45 / 99.0%) ........................................  $         32.78
                                                                                       ===============

See notes to financial statements.

                              MUTUAL QUALIFIED FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
Income:
     Dividends -- Unaffiliated Issuers
       (Net of Foreign Withholding -- $2,272,601)..............................  $  89,458,094
     Dividends -- Non Controlled Affiliated Issuers
       (Net of Foreign Withholding -- $166,111) ...............................      1,529,026
     Interest .................................................................     52,055,555
                                                                                 -------------
TOTAL INCOME ..................................................................                  $ 143,042,675
Expenses:
     Investment Advisory Fees .................................................     22,515,334
     Shareholder Servicing Costs ..............................................      3,340,061
     Administrative ...........................................................      1,886,543
     Distribution Fees
         Class I ..............................................................          4,747
         Class II .............................................................          7,956
     Custodian Fees ...........................................................        405,524
     Registration and Filing Fees .............................................        408,983
     Shareholder Reports ......................................................        259,270
     Legal Fees ...............................................................         82,688
     Insurance ................................................................         71,681
     Auditing Fees ............................................................         72,811
     Directors' Fees and Expenses .............................................         53,558
     Miscellaneous ............................................................         47,025
                                                                                 -------------
TOTAL EXPENSES ................................................................                     29,156,181
                                                                                                 -------------
     Less Expenses Reimbursed .................................................                     (1,076,327)
                                                                                                 -------------
TOTAL EXPENSES LESS REIMBURSEMENT .............................................                     28,079,854
             NET INVESTMENT INCOME ............................................                    114,962,821
                                                                                                 -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net Realized Gain on Investments and Foreign Currency Transactions
       in Unaffiliated Issuers ................................................                    281,660,608
     Net Realized Gain on Investments in Controlled and Non Controlled
       Affiliated Issuers .....................................................                      1,924,991
     Net Realized Loss on Securities Sold Short ...............................                     (7,621,193)
     Net Realized Gain on Options Written .....................................                        368,342
     Change in Unrealized Appreciation of Investments,
       Securities Sold Short, Options Written and Foreign Currency Transactions                    330,171,813
                                                                                                 -------------
             NET GAIN ON INVESTMENTS ..........................................                    606,504,561
                                                                                                 -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................................                  $ 721,467,382
                                                                                                 =============

See notes to financial statements.

                              MUTUAL QUALIFIED FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              Year Ended December 31,
                                                                              -----------------------
                                                                              1996              1995
                                                                         ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net Investment Income ............................................  $   114,962,821   $    66,133,081
     Net Realized Gain on Investments and Foreign Currency Transactions      276,332,748       327,189,162
     Change in Unrealized Appreciation of Investments .................      330,171,813       156,169,968
                                                                         ---------------   ---------------

         NET INCREASE IN NET ASSETS
            FROM OPERATIONS ...........................................      721,467,382       549,492,211
                                                                         ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income
         Class Z ......................................................     (107,303,548)      (58,854,226)
         Class I ......................................................         (353,451)             --
         Class II .....................................................         (182,773)             --
     Net Realized Gain on Investments
         Class Z ......................................................     (311,919,654)     (289,682,676)
         Class I ......................................................         (711,352)             --
         Class II .....................................................         (378,697)             --
                                                                         ---------------   ---------------
         TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................     (420,849,475)     (348,536,902)
                                                                         ---------------   ---------------
CAPITAL STOCK TRANSACTIONS:
         Class Z ......................................................      983,246,572     1,009,236,508
         Class I ......................................................       21,035,840              --
         Class II .....................................................       10,286,322              --
                                                                         ---------------   ---------------
NET INCREASE IN NET ASSETS ............................................    1,315,186,641     1,210,191,817
NET ASSETS:
     Beginning of Year ................................................    3,002,132,795     1,791,940,978
                                                                         ---------------   ---------------
     End of Year -- Including Distributions in Excess of Net Investment
       Income of $1,596,000 and $5,929,311, respectively ..............  $ 4,317,319,436   $ 3,002,132,795
                                                                         ===============   ===============

See notes to financial statements.

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

      Mutual Qualified Fund is a portfolio of Franklin Mutual Series Fund Inc. (the "Series Fund"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series Fund currently consists of five portfolios: Mutual Qualified Fund, Mutual Shares Fund, Mutual Beacon Fund, Mutual Discovery Fund and Mutual European Fund. Each of these portfolios is considered to be a separate entity for financial reporting and Federal income tax purposes. The financial statements and notes include operations with respect to Mutual Qualified Fund (the "Fund") only.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

      Security Valuation: Investments in securities and securities sold short that are listed on an exchange or the NASDAQ national market or other securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; however, if there are no sales on that day, such securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by management under the direction of the Board of Directors. Fair value reflects what management believes is the bid price for the securities and is based on estimates and assumptions deemed relevant under the circumstances. Actual results could differ from these estimates. Temporary investments are valued at the prevailing market value.

      Restricted Securities: The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by management under the direction of the Board of Directors. It is the Fund's policy that no more than 15%, as determined at the time of investment, of the value of the Fund's assets be invested in restricted securities.

      Foreign Securities: The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are converted at the prevailing rate of exchange on the respective date of such transactions.

      Foreign Exchange Contracts: The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in foreign currencies against fluctuations in relative value. Foreign Exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Options Written: When the Fund writes an option, the premium received is recorded as a liability with subsequent daily adjustment to current market value. When the Fund enters into a closing transaction or the option expires or is exercised, the Fund realizes a gain or loss, and the liability is eliminated. All securities covering outstanding options are held in a segregated account by the custodian bank.

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

      Securities Sold Short: The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

      The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a cash deposit with the broker having a value equal to a specified percentage of the value of the securities sold short.

      Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on the accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

      Dividends and Distributions to Shareholders: Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Federal Income Taxes: The Fund qualifies, and intends to continue to meet the requirements for qualification, as a regulated investment company, as defined in applicable sections of the Internal Revenue Code ("Code"). By complying with Code provisions, the Fund is relieved from Federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no Federal income tax provision has been provided.

NOTE B -- MERGER OF HEINE SECURITIES CORPORATION AND FRANKLIN RESOURCES

      On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc. ("FRI") and Heine Securities Corporation ("Heine"), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. ("FMA"), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

NOTE C -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Certain officers of the Fund are also directors or officers of FMA, Franklin Templeton Distributors, Inc. ("FTD") and Franklin Templeton Investor Services, Inc. ("FTIS"), the Fund's investment adviser, principal underwriter for Class I and II, and transfer agent, respectively.

      For the year ended December 31, 1996, the Advisers received fees of $22,515,334 for investment management and advisory services under the investment advisory agreements. The fee was paid monthly based on average daily net assets at the annual rate of six-tenths of one percent. Prior to November 1, 1996, administrative personnel and services were provided at approximate cost by Heine. On November 1, 1996 Franklin Templeton Services, Inc. ("FTSI") became the Fund's administrative manager. The Fund pays FTSI monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Series Fund's aggregate average daily net

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

assets, 0.135% of the next $500 million, 0.10% of the next $500 million and 0.075% per annum of such average net assets in excess of $1.2 billion. The Fund paid FTSI fees of $553,904 through December 31, 1996. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions and expenses of an extraordinary nature. The Franklin Group and FMA have also voluntarily reimbursed the Fund for additional 1996 expenses of $611,100. The total of all reimbursements is set forth in the statement of operations. For the period ended December 31, 1996, FTD received net commissions of $68,177 from the sale of the Fund's shares and FTIS received fees of $667,105.

      Clearwater Securities, Inc. ("Clearwater") is a registered securities dealer which is owned by Michael F. Price, President of FMA. Through October 31, 1996, the Fund executed certain security transactions with Clearwater, and paid brokerage commissions totaling $439,926. Effective November 1, 1996, security transactions were no longer executed with Clearwater.

      Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. There were no contingent deferred sales charge paid to FTD for the period ended December 31, 1996.

NOTE D -- INVESTMENT TRANSACTIONS

      Purchases and proceeds from the sale of investment securities (excluding short-term investments) for the year ended December 31, 1996 aggregated $2,316,707,060 and $1,964,780,306, respectively.

      For Federal income tax purposes, the identified cost of investments at December 31, 1996 was $3,588,276,788. Net unrealized appreciation for all securities at December 31, 1996, based on Federal income tax cost, amounted to $724,006,073 consisting of aggregate gross unrealized appreciation of $771,252,719 and aggregate gross unrealized depreciation of $47,246,646.

      Transactions in options written during the year ended December 31, 1996 were as follows:

                                                        Principal
                                                        Amount or
                                                        Number of
                                                        Contracts      Premium
                                                         -------      ---------

Options outstanding at December 31, 1995 ...........          65      $   8,173
Options written ....................................      81,300        842,610
Options expired ....................................     (79,041)      (344,208)
Options terminated in closing transactions .........        (890)      (154,269)
Options exercised ..................................      (1,159)      (232,823)
                                                         -------      ---------
Options outstanding at December 31, 1996 ...........         275      $ 119,483
                                                         =======      =========

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996


NOTE E -- RESTRICTED SECURITIES

     A summary of the restricted securities held at December 31, 1996 follows:

                                                                      Acquisition
Name of Issuer                                                           Date         Value
-------------                                                          -------       --------
Common Stock & Other Equity Interests
   Kendall International, Inc., Residual Ownership Certificates ......  7/06/92   $      6,864
   Lancer Industries, Inc., Class B ..................................  8/11/89         51,286
   MSCW Investors II, L.L.C ..........................................  12/27/95    40,363,861
   S.H. Mortgage Acquisition L.L.C ...................................  8/17/95     19,668,774
   Sunbeam Corp. .....................................................  2/23/90    105,072,126
Preferred Stock
   Interlake Corp., 9.00%, Series A3 Conv. Pfd. ......................  6/17/92        927,171
   Lancer Industries, Inc., Series C Pfd. ............................  8/11/89     13,589,730
Options
   Cityscape Financial Corp., January/20/Call ........................  11/25/96    20,341,126
                                                                                  ------------
Total restricted securities: (Cost $106,433,729) (4.63% of Net Assets)            $200,020,938
                                                                                  ============

NOTE F -- INVESTMENT IN AFFILIATES*

                                     Balance        Gross                      Balance                     Dividend
                                    of Shares      Purchases   Gross Sales     of Shares       Value        Income
                                   Held Dec. 31,     and           and       Held Dec. 31,    Dec. 31,      Jan. 1-
Name of Issuer:                        1995        Additions    Reductions       1996           1996     Dec. 31, 1996
---------------------------------  -------------   ---------   -----------   -------------  ------------ -------------
Controlled Affiliates**
MSCW Investors II, L.L.C.........   23,562,000        --            --        23,562,000    $ 40,363,861       --
S.H. Mortgage Acquisition L.L.C..   28,134,981        --         8,466,207    19,668,774      19,668,774       --
                                                                                            ------------  ----------
  Total Controlled Affiliates                                                               $ 60,032,635       --
                                                                                            ============  ==========
Non Controlled Affiliates
Esselte AB, A Shares.............           --     1,375,000        --         1,375,000    $ 31,250,687  $  686,990
Esselte AB, B Shares.............           --       233,600        --           233,600       5,172,196     116,713
ITLA Capital Corp.+..............      375,000       230,000        --           605,000       9,075,000       --
Lancer Industries, Inc., Class B.            4        --            --                 4          51,286       --
Lancer Industries, Inc.,
   Series C Pfd..................      205,128        --            --           205,128      13,589,730       --
Management Assistance, Inc.,
   Liquidating Trust.............      575,717        --           575,717            --             ***       --
Regent Kingpin Chile Value Fund..           --        80,180        --            80,180       3,063,678       --
Regent Kingpin Chile Value Fund,
   Warrants......................           --        6,168         --             6,168              62       --
Sunbeam Corp.....................    4,800,554        --            --         4,800,554     105,072,126     192,022
Van Melle NV.....................      451,768        5,314         --           457,082      37,593,770     533,301
                                                                                            ------------  ----------
  Total Non Controlled Affiliates                                                           $204,868,535  $1,529,026
                                                                                            ============  ==========

* Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which the Fund held 5% or more of the outstanding voting securities.
** Issuers in which the Fund owns 25% or more of the outstanding voting securities.
***   As of December 31, 1996 no longer an affiliate.
+     Name changed from Imperial Thrift & Loan Association.

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE G -- FOREIGN CURRENCY EXCHANGE CONTRACTS

      At December 31, 1996, the Fund had various contracts which obligate the Fund to deliver currencies at specified future dates. Open contracts were as follows:

                                                                                        Net Unrealized
          Contracts to Deliver   In Exchange For  Settlement Date       Value     Appreciation/(Depreciation)
          --------------------   ---------------  ---------------    -----------  ---------------------------
Sales
  AUD           26,713,263         $20,940,527        5/06/97        $21,208,862        $  (268,335)
  BEF          120,294,576           3,871,728        2/07/97          3,792,456             79,272
  CAD           69,965,897          52,607,024        5/30/97         51,544,888          1,062,136
  CHF           47,186,572          36,069,156        3/10/97         35,493,597            575,559
  DEM           16,748,909          11,217,302        3/18/97         10,939,420            277,882
  DKK          191,301,700          32,913,849        4/24/97         32,675,044            238,805
  FIM           68,477,753          15,457,732        3/03/97         14,945,764            511,968
  FRF          383,874,098          74,812,611        2/28/97         74,278,397            534,214
  GBP           33,586,885          52,200,192        2/18/97         57,477,606         (5,277,414)
  GBP           22,000,000          36,488,100        3/18/97         37,620,770         (1,132,670)
  GBP           41,254,522          63,917,211        5/16/97         70,426,750         (6,509,539)
  GBP           22,000,000          36,379,200        6/18/97         37,519,702         (1,140,502)
  GBP           28,405,872          46,848,772        8/18/97         48,355,515         (1,506,743)
  ITL        7,455,520,834           4,856,051        1/02/97          4,917,889            (61,838)
  ITL        7,455,520,834           4,836,066        7/02/97          4,886,588            (50,522)
  NLG          101,127,210          61,640,381        3/06/97         58,813,012          2,827,369
  NLG           82,806,053          49,430,641        3/17/97         48,193,909          1,236,732
  NLG           56,320,667          32,998,780        6/10/97         32,969,958             28,822
  NOK           48,346,330           7,460,853        6/09/97          7,636,378           (175,525)
  SEK          482,702,927          72,656,832        1/21/97         70,833,090          1,823,742
  SEK          183,144,708          27,602,820        2/18/97         26,908,780            694,040
  SEK          303,480,827          45,876,517        5/15/97         44,765,599          1,110,918
  SEK          413,097,277          62,585,755        7/21/97         61,121,940          1,463,815
  SEK          315,428,128          47,672,958        8/15/97         46,721,434            951,524
                                  ------------                      ------------         ----------
                                  $901,341,058                      $904,047,348         (2,706,290)
                                  ============                      ============         ----------
Purchases
             $  21,053,627   AUD    26,713,263        5/06/97        $21,208,862            155,235
                 2,006,957   DEM     3,000,000        3/18/97          1,959,427            (47,530)
                   121,776   FRF       633,015        2/28/97            122,487                711
                39,902,486   GBP    24,845,890        5/16/97         42,415,115          2,512,629
                 4,868,116   ITL 7,455,520,834        1/02/97          4,917,889             49,773
               -----------                                          ------------         ----------
               $67,952,962                                          $ 70,623,780          2,670,818
               ===========                                          ============         ----------
                                                                                         $  (35,472)
                                                                                         ==========

Currency type abbreviations are explained on page 11.

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE H -- CAPITAL STOCK

      Effective November 1, 1996, the Fund offered three classes of shares:
Class Z, Class I and Class II. All Fund shares outstanding before that date were designated class Z shares. All classes of shares have the same attributes, except for their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. At December 31, 1996, there were 300 million shares authorized ($0.001 par value). Transactions in capital stock were as follows:

                                                                          Class Z
                                              -------------------------------------------------------------
                                                                  Year Ended December 31,
                                                          1996                            1995
                                              -----------------------------   -----------------------------
                                                 Shares          Amount          Shares          Amount
Shares sold ................................   34,226,041   $ 1,085,539,409    29,376,535   $   885,069,058
Shares issued in reinvestment of dividends .   12,345,504       395,968,029    11,321,587       334,553,126
Shares redeemed ............................  (15,506,528)     (498,260,866)   (6,936,714)     (210,385,676)
                                              -----------   ---------------   -----------   ---------------
  Net Increase .............................   31,065,017   $   983,246,572    33,761,408   $ 1,009,236,508
                                              ===========   ===============   ===========   ===============

                                                        Class I
                                               -------------------------
                                                    For the period
                                                    November 1, 1996
                                                  to December 31, 1996
                                               -------------------------
                                                 Shares         Amount
Shares sold ................................    601,500     $ 20,190,535
Shares issued in reinvestment of dividends .     29,625          953,331
Shares redeemed ............................     (3,225)        (108,026)
                                               --------     ------------
  Net Increase .............................    627,900     $ 21,035,840
                                               ========     ============

                                                        Class II
                                               -------------------------
                                                    For the period
                                                    November 1, 1996
                                                  to December 31, 1996
                                               -------------------------
                                                 Shares         Amount
Shares sold ................................    300,727     $ 10,097,197
Shares issued in reinvestment of dividends .     12,961          416,815
Shares redeemed ............................     (6,667)        (227,690)
                                               --------     ------------
  Net Increase .............................    307,021     $ 10,286,322
                                               ========     ============

      Effective January 31, 1997, there was a 2-for-1 stock split and authorized shares were increased to 900 million shares.

                              MUTUAL QUALIFIED FUND
                              FINANCIAL HIGHLIGHTS
 (Selected data for a share of capital stock outstanding throughout each period)

                                                                         Class Z
                                  --------------------------------------------------------------------------------------
                                                                 Year Ended December 31,
                                  --------------------------------------------------------------------------------------
                                   1996       1995    1994    1993    1992    1991    1990      1989     1988     1987
                                  ------     ------  ------  ------  ------  ------  -------   ------   ------   -------
Net Asset Value,
  Beginning of Year ............  $29.74     $26.67  $27.00  $24.43  $21.18  $18.37  $ 22.21   $22.71   $19.37   $ 20.06
                                  ------     ------  ------  ------  ------  ------  -------   ------   ------   -------
  Income from Investment
    Operations:
  Net Investment Income ........     .94        .66     .43     .38     .49     .67     1.22     1.34      .84       .77

  Net Gains or Losses on
    Securities (realized and
    unrealized) ................    5.24       6.33    1.10    5.12    4.27    3.18    (3.45)    1.91     4.95       .86
                                  ------     ------  ------  ------  ------  ------  -------   ------   ------   -------
  Total from Investment
    Operations .................    6.18       6.99    1.53    5.50    4.76    3.85    (2.23)    3.25     5.79      1.63
                                  ------     ------  ------  ------  ------  ------  -------   ------   ------   -------
  Less Distributions:
  Dividends (from net investment
    income) ....................     .87        .65     .43     .37     .49     .67     1.23     1.36      .83       .88

  Distributions
    (from capital gains)  ......    2.58       3.27    1.43    2.56    1.02     .37      .38     2.39     1.62      1.44
                                  ------     ------  ------  ------  ------  ------  -------   ------   ------   -------
    Total Distributions ........    3.45       3.92    1.86    2.93    1.51    1.04     1.61     3.75     2.45      2.32
                                  ------     ------  ------  ------  ------  ------  -------   ------   ------   -------
Net Asset Value,
  End of Year ..................  $32.47     $29.74  $26.67  $27.00  $24.43  $21.18  $ 18.37   $22.21   $22.71   $ 19.37
                                  ======     ======  ======  ======  ======  ======  =======   ======   ======   =======

Total Return ...................   21.19%     26.60%   5.73%  22.71%  22.70%  21.13%  (10.12)%  14.44%   30.15%     7.72%
                                  ======     ======  ======  ======  ======  ======  =======   ======   ======   =======
Ratios/Supplemental Data:

Net Assets, End of Year
  (millions) ...................  $4,287     $3,002  $1,792  $1,511  $1,251  $1,110  $ 1,075   $1,470   $1,094      $686

Ratio of Expenses to
  Average Net Assets ...........     .75%++     .72%    .73%    .78%    .82%    .87%     .89%     .70%+    .62%+     .71%

Ratio of Net Investment Income
  to Average Net Assets ........    3.06%++    2.71%   1.91%   1.65%   2.10%   3.09%    5.40%    5.61%+   3.96%+    3.43%

Portfolio Turnover Rate ........   65.03%     75.59%  67.65%  56.22%  47.39%  51.99%   46.12%   73.41%   85.05%    73.50%

Average Commission Per Share ...  $ .036        --      --      --      --      --       --       --       --        --

+ After reduction of expenses by the Investment Adviser. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .71% and 5.60% in 1989 and .69% and 3.89% in 1988.
++ After reduction of expenses by the Investment Adviser, as described in Note C. Had the Investment Adviser not undertaken such action the ratios of operating expenses and net investment income would have been .78% and 3.03%.

                              MUTUAL QUALIFIED FUND
                              FINANCIAL HIGHLIGHTS
 (Selected data for a share of capital stock outstanding throughout each period)

                                            Class I             Class II
                                     --------------------   -------------------
                                        For the period       For the period
                                       November 1, 1996+    November 1, 1996+
                                     to December 31, 1996   to December 31, 1996
                                     --------------------   -------------------
Net Asset Value,
  Beginning of Period .................    $ 32.80               $ 32.80
                                           -------               -------
  Income from Investment Operations:
  Net Investment Income ...............       0.32                  0.26

  Net Gains or Losses on Securities
    (realized and unrealized) .........       1.78                  1.81
                                           -------               -------
  Total from Investment Operations ....       2.10                  2.07
                                           -------               -------
  Less Distributions:
  Dividends (from net investment
    income) ...........................       0.81                  0.79

  Distributions (from capital gains) ..       1.63                  1.63
                                           -------               -------
    Total Distributions ...............       2.44                  2.42
                                           -------               -------
Net Asset Value,
  End of Period .......................    $ 32.46               $ 32.45
                                           =======               =======

Total Return ..........................       6.47%a                6.37%b
                                           =======               =======

Ratios/Supplemental Data:

Net Assets, End of Period
  (millions) ..........................    $    20               $    10

Ratio of Expenses to
  Average Net Assets ..................       1.13%**               1.78%**

Ratio of Net Investment Income
  to Average Net Assets ...............       3.19%**               2.59%**

Portfolio Turnover Rate ...............      65.03%                65.03%

Average Commission Per Share ..........    $  .036               $  .036

a Total return does not reflect sales commissions. Not annualized for periods of less than one year.
b Total return does not reflect sales commissions or the deferred contingent sales charge. Not annualized for periods of less than one year.
** Annualized. After reduction of expenses by the Investment Adviser as described in Note C. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been 1.28% and 3.04% respectively for Class I and 1.93% and 2.44% respectively for Class II.
+     Commencement of offering of sales.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN MUTUAL SERIES FUND INC.

      We have audited the accompanying statement of assets and liabilities of Mutual Qualified Fund, a portfolio of Franklin Mutual Series Fund Inc. ("Fund")(formerly Mutual Series Fund Inc.), including the schedule of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Qualified Fund, a portfolio of Franklin Mutual Series Fund Inc., at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 7, 1997

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                           1-800-448-3863 201-912-2100

                               BOARD OF DIRECTORS
                           Michael F. Price (Chairman)
                             Edward I. Altman, Ph.D.
                                 Ann Torre Grant
                              Andrew H. Hines, Jr.
                               Peter A. Langerman
                               William J. Lippman
                               Bruce A. MacPherson
                                Fred R. Millsaps
                                  Leonard Rubin
                                Barry F. Schwartz
                           Vaughn R. Sturtevant, M.D.
                                 Robert E. Wade

                                    OFFICERS
                           Michael F. Price, President
                    Peter A. Langerman, Exec. Vice President
                        Jeffrey A. Altman, Vice President
                       Robert L. Friedman, Vice President
                          Raymond Garea, Vice President
                       Lawrence N. Sondike, Vice President
                            James R. Baio, Treasurer
                      Stuart C. Pistol, Assistant Treasurer
                     Liz Cohernour, Gen. Counsel & Secretary
                      Larry L. Greene, Assistant Secretary
                         Lily Simo, Assistant Secretary
                     Karen L. Skidmore, Assistant Secretary

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, Ma. 02116

                                     COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                              New York, N.Y. 10022

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, Ma. 02110

                                 TRANSFER AGENT
                   Franklin Templeton Investor Services, Inc.

                              PRINCIPAL UNDERWRITER
                      Franklin Templeton Distributors, Inc.